INCOME TAXES (Details Narrative) - USD ($) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Federal and state net operating carry forward loss			$ 6.5
Deferred income tax provision percent		21.00%	21.00%
Patents [Member]
Expiration period of finite-lived intangible assets	2026	2036
Domestic Country [Member]
Deferred income tax provision percent		21.00%
State And Local Jurisdiction [Member]
Deferred income tax provision percent		8.90%